SEGMENTS. (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of operating segments | Number	2
Ethanol Production [Member]
Management fees	$ 10,248,000	$ 9,744,000	$ 9,968,000
Marketing and Distribution [Member]
Management fees	$ 2,160,000	$ 2,160,000	$ 3,000,000